Securitizations and Variable Interest Entities - Type and carrying value of financial assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Liabilities [Abstract]
Long-term borrowings	¥ 7,775,665	¥ 7,915,769
Transferred to SPEs [Member]
Trading assets
Loans	45,000	15,000
Liabilities [Abstract]
Long-term borrowings	¥ 45,000	¥ 15,000